FPA NEW INCOME, INC.

Portfolio of investments

December 31, 2020

(Unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value
ENERGY — 0.4%
PHI Group, Inc.(a)(b)	1,203,928	$10,835,352
PHI Group, Inc., Restricted(a)(b)	2,602,492	23,422,428
		$34,257,780
BASE METALS — 0.0%
Copper Earn Out Trust(a)(b)(c)(d)	69,361	$416,166

TOTAL COMMON STOCKS — 0.4% (Cost $31,131,404)		$34,673,946

BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.3%
AGENCY — 1.4%
Federal Home Loan Mortgage Corp. K042 A1 — 2.267% 6/25/2024	$12,280,907	$12,679,708
Federal Home Loan Mortgage Corp. K024 A2 — 2.573% 9/25/2022	5,758,105	5,925,175
Government National Mortgage Association 2014-175 IO — 0.679% 4/16/2056(e)	144,736,289	4,943,236
Government National Mortgage Association 2020-110 MA — 2.500% 3/16/2037	45,235,396	45,974,678
Government National Mortgage Association 2014-169 A — 2.600% 11/16/2042	2,242,947	2,269,528
Government National Mortgage Association 2015-21 A — 2.600% 11/16/2042	1,140,809	1,145,390
Government National Mortgage Association 2014-148 A — 2.650% 11/16/2043	7,552,735	7,640,945
Government National Mortgage Association 2019-39 A — 3.100% 5/16/2059	59,806,899	61,447,199
Government National Mortgage Association 2010-148 AC — 7.000% 12/16/2050(e)	18,556	18,888
		$142,044,747
AGENCY STRIPPED — 1.4%
Government National Mortgage Association 2012-45 IO — 0.000% 4/16/2053(e)	$5,765,614	$12,673
Government National Mortgage Association 2012-125 IO — 0.246% 2/16/2053(e)	58,390,339	642,294
Government National Mortgage Association 2012-25 IO — 0.289% 8/16/2052(e)	59,147,516	499,519
Government National Mortgage Association 2013-45 IO — 0.337% 12/16/2053(e)	41,474,349	388,237
Government National Mortgage Association 2014-157 IO — 0.451% 5/16/2055(e)	85,588,263	1,981,608
Government National Mortgage Association 2014-153 IO — 0.470% 4/16/2056(e)	94,035,336	2,703,873
Government National Mortgage Association 2013-125 IO — 0.472% 10/16/2054(e)	15,507,542	257,221
Government National Mortgage Association 2015-101 IO — 0.474% 3/16/2052(e)	60,673,302	1,623,806
Government National Mortgage Association 2012-79 IO — 0.502% 3/16/2053(e)	84,429,085	1,159,397
Government National Mortgage Association 2012-58 IO — 0.517% 2/16/2053(e)	118,038,129	1,009,781
Government National Mortgage Association 2015-41 IO — 0.519% 9/16/2056(e)	22,713,295	661,554
Government National Mortgage Association 2014-110 IO — 0.592% 1/16/2057(e)	49,217,875	1,624,579
Government National Mortgage Association 2015-86 IO — 0.602% 5/16/2052(e)	45,663,844	1,359,801
Government National Mortgage Association 2015-19 IO — 0.604% 1/16/2057(e)	59,943,013	2,074,304
Government National Mortgage Association 2015-47 IO — 0.634% 10/16/2056(e)	98,570,125	3,369,580
Government National Mortgage Association 2012-150 IO — 0.635% 11/16/2052(e)	57,105,605	1,126,574
Government National Mortgage Association 2014-135 IO — 0.640% 1/16/2056(e)	181,768,908	5,068,335
Government National Mortgage Association 2015-7 IO — 0.666% 1/16/2057(e)	44,577,813	1,611,466
Government National Mortgage Association 2014-77 IO — 0.672% 12/16/2047(e)	32,463,280	797,801
Government National Mortgage Association 2015-150 IO — 0.682% 9/16/2057(e)	103,518,567	4,457,654
Government National Mortgage Association 2012-114 IO — 0.691% 1/16/2053(e)	31,877,143	673,711
Government National Mortgage Association 2014-138 IO — 0.694% 4/16/2056(e)	18,737,550	651,518

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

December 31, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Government National Mortgage Association 2014-187 IO — 0.695% 5/16/2056(e)	$102,896,123	$3,627,047
Government National Mortgage Association 2015-114 IO — 0.700% 3/15/2057(e)	94,263,219	3,292,322
Government National Mortgage Association 2015-108 IO — 0.716% 10/16/2056(e)	18,575,342	710,620
Government National Mortgage Association 2014-164 IO — 0.739% 1/16/2056(e)	185,190,976	5,721,605
Government National Mortgage Association 2015-169 IO — 0.775% 7/16/2057(e)	129,990,121	5,443,193
Government National Mortgage Association 2015-160 IO — 0.817% 1/16/2056(e)	174,237,426	7,001,173
Government National Mortgage Association 2015-128 IO — 0.855% 12/16/2056(e)	135,166,361	5,565,380
Government National Mortgage Association 2016-125 IO — 0.942% 12/16/2057(e)	94,044,335	5,099,808
Government National Mortgage Association 2016-106 IO — 0.981% 9/16/2058(e)	188,883,253	11,173,842
Government National Mortgage Association 2016-65 IO — 0.990% 1/16/2058(e)	122,243,235	6,585,133
Government National Mortgage Association 2020-42 IO — 1.057% 3/16/2062(e)	210,082,284	18,246,025
Government National Mortgage Association 2020-75, VRN — 1.116% 2/16/2062(e)	157,145,228	13,544,080
Government National Mortgage Association 2020-71, VRN — 1.206% 1/16/2062(e)	89,957,895	7,998,067
Government National Mortgage Association 2020-43, VRN — 1.274% 11/16/2061(e)	62,404,882	5,454,049
		$133,217,630
NON-AGENCY — 5.5%
A10 Bridge Asset Financing LLC 2020-C A — 2.021% 8/15/2040(f)	$26,835,125	$26,833,341
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041(e)	2,024,848	2,024,303
CFCRE Commercial Mortgage Trust 2011-C2 A4 — 3.834% 12/15/2047	10,576,687	10,640,878
Citigroup Commercial Mortgage Trust 2012-GC8 AAB — 2.608% 9/10/2045	1,645,372	1,665,408
Citigroup Commercial Mortgage Trust 2012-GC8 A4 — 3.024% 9/10/2045	3,996,694	4,084,328
Citigroup Commercial Mortgage Trust 2017-C4 A2 — 3.190% 10/12/2050	16,574,529	17,057,074
COMM Mortgage Trust 2014-FL5 B, 1M LIBOR + 2.150% — 1.527% 10/15/2031(e)(f)	317,627	301,769
COMM Mortgage Trust 2014-FL5 C, 1M LIBOR + 2.150% — 1.527% 10/15/2031(e)(f)	8,340,000	7,692,909
COMM Mortgage Trust 2012-CR5 A3 — 2.540% 12/10/2045	11,090,000	11,362,579
COMM Mortgage Trust 2013-LC6 A4 — 2.941% 1/10/2046	10,015,221	10,394,488
COMM Mortgage Trust 2012-CR2 A4 — 3.147% 8/15/2045	15,941,000	16,422,919
CoreVest American Finance Trust 2018-1 A — 3.804% 6/15/2051(f)	29,081,123	30,346,434
DBUBS Mortgage Trust 2011-LC2A A4 — 4.537% 7/10/2044(f)	34,979,349	35,056,996
GS Mortgage Securities Corp. Trust 2012-ALOH A — 3.551% 4/10/2034(f)	21,003,000	21,092,004
GS Mortgage Securities Trust 2012-GCJ7 A4 — 3.377% 5/10/2045	1,557,740	1,568,031
GS Mortgage Securities Trust 2012-GC6 A3 — 3.482% 1/10/2045	23,215,325	23,551,815
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI A — 2.798% 10/5/2031(f)	22,137,000	22,022,671
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 A3 — 2.829% 10/15/2045	159,716	164,041
JP Morgan Chase Commercial Mortgage Securities Trust C 2012-HSBC A — 3.093% 7/5/2032(f)	46,380,472	47,398,987
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	6,590,466	6,954,733
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A4 — 2.858% 11/15/2045	4,828,367	4,962,956
Morgan Stanley Capital I Trust 2011-C3 A4 — 4.118% 7/15/2049	4,107,468	4,126,096
Morgan Stanley Capital I Trust P 2014-MP C, VRN — 3.693% 8/11/2033(e)(f)	2,400,000	2,424,233
UBS Commercial Mortgage Trust 2012-C1 A3 — 3.400% 5/10/2045	15,240,541	15,512,393
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4 — 2.792% 12/10/2045	20,486,000	20,962,738
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 — 3.091% 8/10/2049	10,235,059	10,569,947
VCC Trust 2020-MC1 A, VRN — 4.500% 6/25/2045(e)(f)	13,145,524	12,973,961
VNDO E Mortgage Trust 2012-6AVE A — 2.996% 11/15/2030(f)	5,604,681	5,769,230
VNDO E Mortgage Trust 2012-6AVE B — 3.298% 11/15/2030(f)	13,266,000	13,707,622

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

December 31, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Wells Fargo Commercial Mortgage Trust 2019-C51 A1 — 2.276% 6/15/2052	$8,995,455	$9,229,904
Wells Fargo Commercial Mortgage Trust 2012-LC5 A3 — 2.918% 10/15/2045	36,898,092	38,009,894
WFRBS Commercial Mortgage Trust 2012-C8 AFL, 1M USD LIBOR + 1.000%, FRN — 1.153% 8/15/2045(e)(f)	802,730	804,880
WFRBS Commercial Mortgage Trust 2012-C9 A3 — 2.870% 11/15/2045	12,538,749	12,873,162
WFRBS Commercial Mortgage Trust 2012-C8 A3 — 3.001% 8/15/2045	66,062,000	67,780,510
WFRBS Commercial Mortgage Trust 2013-C11 A4 — 3.037% 3/15/2045	12,250,000	12,692,176
WFRBS Commercial Mortgage Trust 2013-C11 A5 — 3.071% 3/15/2045	7,610,000	7,917,458
		$536,952,868

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $857,008,686)		$812,215,245

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.3%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.8%
Federal Home Loan Mortgage Corp. 4170 QE — 2.000% 5/15/2032	$1,562,571	$1,599,137
Federal Home Loan Mortgage Corp. 3979 HD — 2.500% 12/15/2026	1,421,920	1,462,163
Federal Home Loan Mortgage Corp. 4304 DA — 2.500% 1/15/2027	537,224	549,297
Federal Home Loan Mortgage Corp. 4010 DE — 2.500% 2/15/2027	1,654,806	1,698,969
Federal Home Loan Mortgage Corp. 3914 MA — 3.000% 6/15/2026	1,167,414	1,212,030
Federal Home Loan Mortgage Corp. 4297 CA — 3.000% 12/15/2030	1,641,514	1,663,345
Federal Home Loan Mortgage Corp. 4504 DN — 3.000% 10/15/2040	3,691,482	3,715,523
Federal Home Loan Mortgage Corp. 3862 MB — 3.500% 5/15/2026	9,583,295	10,019,919
Federal Home Loan Mortgage Corp. 3828 VE — 4.500% 1/15/2024	650,422	687,638
Federal Home Loan Mortgage Corp. 4395 NT — 4.500% 7/15/2026	4,527,321	4,792,665
Federal National Mortgage Association 2014-21 ED — 2.250% 4/25/2029	346,583	353,262
Federal National Mortgage Association 2013-135 KM — 2.500% 3/25/2028	834,560	854,275
Federal National Mortgage Association 4387 VA — 3.000% 2/15/2026	379,264	390,745
Federal National Mortgage Association 2017-30 G — 3.000% 7/25/2040	4,603,890	4,676,535
Federal National Mortgage Association 2013-93 PJ — 3.000% 7/25/2042	1,276,910	1,331,755
Federal National Mortgage Association 2017-16 JA — 3.000% 2/25/2043	6,422,621	6,459,032
Federal National Mortgage Association 2018-16 HA — 3.000% 7/25/2043	10,253,068	10,379,568
Federal National Mortgage Association 2011-80 KB — 3.500% 8/25/2026	7,812,769	8,147,850
Federal National Mortgage Association 2012-144 PD — 3.500% 4/25/2042	2,553,394	2,731,313
Federal National Mortgage Association 2017-45 KD — 3.500% 2/25/2044	4,839,271	4,890,231
Federal National Mortgage Association 2017-52 KC — 3.500% 4/25/2044	2,443,418	2,453,574
Federal National Mortgage Association 2017-59 DC — 3.500% 5/25/2044	6,875,037	6,930,489
Federal National Mortgage Association 2010-43 MK — 5.500% 5/25/2040	1,017,496	1,129,074
		$78,128,389
AGENCY POOL ADJUSTABLE RATE — 0.0%
Federal National Mortgage Association 865963, 12M USD LIBOR + 1.836% — 3.836% 3/1/2036(e)	$378,619	$398,072

AGENCY POOL FIXED RATE — 0.1%
Federal Home Loan Mortgage Corp. G15169 — 4.500% 9/1/2026	$861,693	$914,616
Federal Home Loan Mortgage Corp. G15272 — 4.500% 9/1/2026	306,156	319,725
Federal Home Loan Mortgage Corp. G15875 — 4.500% 9/1/2026	1,203,616	1,261,301
Federal Home Loan Mortgage Corp. G15036 — 5.000% 6/1/2024	87,056	90,009
Federal Home Loan Mortgage Corp. G13667 — 5.000% 8/1/2024	18,758	19,136
Federal Home Loan Mortgage Corp. G15173 — 5.000% 6/1/2026	174,342	179,869

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

December 31, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. G15407 — 5.000% 6/1/2026	$881,320	$916,784
Federal Home Loan Mortgage Corp. J01270 — 5.500% 2/1/2021	304	304
Federal Home Loan Mortgage Corp. G15230 — 5.500% 12/1/2024	446,578	462,557
Federal Home Loan Mortgage Corp. G15458 — 5.500% 12/1/2024	120,314	124,625
Federal Home Loan Mortgage Corp. G14460 — 6.000% 1/1/2024	34,295	35,358
Federal National Mortgage Association FM1102 — 4.000% 3/1/2031	6,063,389	6,435,950
Federal National Mortgage Association AL4056 — 5.000% 6/1/2026	482,883	498,496
Federal National Mortgage Association AL5867 — 5.500% 8/1/2023	35,510	36,410
Federal National Mortgage Association AL0471 — 5.500% 7/1/2025	34,701	36,447
Federal National Mortgage Association AL4433 — 5.500% 9/1/2025	149,020	153,381
Federal National Mortgage Association AL4901 — 5.500% 9/1/2025	113,571	117,784
Federal National Mortgage Association AD0951 — 6.000% 12/1/2021	28,548	28,770
Federal National Mortgage Association AL0294 — 6.000% 10/1/2022	11,203	11,485
Federal National Mortgage Association 890225 — 6.000% 5/1/2023	98,217	101,235
Government National Mortgage Association 782281 — 6.000% 3/15/2023	215,839	223,370
		$11,967,612
AGENCY STRIPPED — 0.0%
Federal Home Loan Mortgage Corp. 217 PO — 0.000% 1/1/2032(g)	$129,550	$117,513
Federal Home Loan Mortgage Corp. 3763 NI — 3.500% 5/15/2025	367,564	6,310
Federal Home Loan Mortgage Corp. 3917 AI — 4.500% 7/15/2026	3,892,529	157,243
Federal Home Loan Mortgage Corp. 217 IO — 6.500% 1/1/2032	124,743	26,285
Federal National Mortgage Association 2010-25 NI — 5.000% 3/25/2025	959	23
Federal National Mortgage Association 2003-64 XI — 5.000% 7/25/2033	341,575	54,983
		$362,357
NON-AGENCY — 0.3%
PRPM 2020 -3 LLC — 2.857% 9/25/2025(f)(h)	$28,642,228	$28,792,304

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 5.1%
Bravo Residential Funding Trust 2019-1 A1C — 3.500% 3/25/2058(f)	$21,546,396	$22,231,739
CFMT LLC 2020-HB4 A, VRN — 0.946% 12/26/2030(d)(e)(f)	18,240,000	18,221,760
CIM Trust 2017-7 A, VRN — 3.000% 4/25/2057(e)(f)	14,521,173	14,827,616
CIM Trust 2018-R3 A1, VRN — 5.000% 12/25/2057(e)(f)	40,051,653	42,514,970
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.000% 1/25/2035(e)(f)	4,877,872	5,103,846
Finance of America HECM Buyout 2020-HB2 A, VRN — 1.710% 7/25/2030(e)(f)	51,878,549	52,228,179
Finance of America HECM Buyout 2020-HB1 M1, VRN — 2.105% 2/25/2030(e)(f)	10,431,000	10,468,781
Mill City Mortgage Loan Trust 2018-2 A1, VRN — 3.500% 5/25/2058(e)(f)	26,470,219	27,354,121
Nationstar HECM Loan Trust 2020-1A A1, VRN — 1.269% 9/25/2030(e)(f)	33,598,245	33,632,173
Nationstar HECM Loan Trust 2020-1A M1, VRN — 1.472% 9/25/2030(e)(f)	9,981,000	9,995,102
Nationstar HECM Loan Trust 2020-1A M2, VRN — 1.972% 9/25/2030(e)(f)	8,928,000	8,939,758
Nationstar HECM Loan Trust 2019-2A M1, VRN — 2.359% 11/25/2029(d)(e)(f)	7,922,000	7,979,831
Nationstar HECM Loan Trust 2019-1A M1, VRN — 2.664% 6/25/2029(e)(f)	10,270,000	10,308,598
Nomura Resecuritization Trust 2016-1R 3A1 — 5.000% 9/28/2036(e)(f)	2,217,516	2,253,296
PRPM LLC 2020-5 A1 — 3.104% 11/25/2025(f)(h)	32,687,504	32,883,335
RCO V Mortgage LLC 2020-1 A1 — 3.105% 9/25/2025(f)(h)	14,317,664	14,284,426
Towd Point Mortgage Trust 2016-3 A1 — 2.250% 4/25/2056(e)(f)	6,997,106	7,065,666
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.000% 1/25/2058(e)(f)	21,513,933	22,281,128
Towd Point Mortgage Trust 2018-2 A1, VRN — 3.250% 3/25/2058(e)(f)	52,301,844	54,692,796
Towd Point Mortgage Trust 2018-5 A1A, VRN — 3.250% 7/25/2058(e)(f)	36,010,201	37,694,862

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

December 31, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Towd Point Mortgage Trust 2015-2 1A1 — 3.250% 11/25/2060(e)(f)	$5,136,309	$5,168,327
Towd Point Mortgage Trust 2015-4 A1 — 3.500% 4/25/2055(e)(f)	4,479,471	4,499,244
Towd Point Mortgage Trust 2015-2 2A1 — 3.750% 11/25/2057(e)(f)	922,122	922,810
Towd Point Mortgage Trust 2018-6 A1A, VRN — 3.750% 3/25/2058(e)(f)	35,586,127	37,515,653
VCAT LLC 2020-NPL1 A1 — 3.671% 8/25/2050(f)(h)	10,155,583	10,155,468
		$493,223,485

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $599,907,709)		$612,872,219

ASSET-BACKED SECURITIES — 61.7%
AUTO — 19.7%
Ally Auto Receivables Trust 2019-3 A3 — 1.930% 5/15/2024	$70,270,000	$71,409,569
Ally Auto Receivables Trust 2017-3 A4 — 2.010% 3/15/2022	795,580	795,580
American Credit Acceptance Receivables Trust 2020-3 A — 0.620% 10/13/2023(f)	9,854,009	9,863,043
American Credit Acceptance Receivables Trust 2020-4 B — 0.850% 12/13/2024(f)	23,061,000	23,041,767
American Credit Acceptance Receivables Trust 2020-3 B — 1.150% 8/13/2024(f)	10,301,000	10,346,599
American Credit Acceptance Receivables Trust 2020-4 C — 1.310% 12/14/2026(f)	37,821,000	37,956,112
AmeriCredit Automobile Receivables Trust 2017-1 C — 2.710% 8/18/2022	4,739,008	4,763,407
ARI Fleet Lease Trust 2018-B A2 — 3.220% 8/16/2027(f)	1,546,531	1,558,661
BMW Vehicle Lease Trust 2018-1 A3 — 3.260% 7/20/2021	569,047	569,780
BMW Vehicle Owner Trust 2019-A A3 — 1.920% 1/25/2024	32,758,000	33,256,374
CarMax Auto Owner Trust 2017-4 A3 — 2.110% 10/17/2022	1,956,605	1,963,644
CarMax Auto Owner Trust 2019-3 A3 — 2.180% 8/15/2024	48,284,000	49,472,984
CarMax Auto Owner Trust 2018-1 A3 — 2.480% 11/15/2022	6,931,328	6,982,996
CarMax Auto Owner Trust 2018-2 A3 — 2.980% 1/17/2023	11,381,143	11,504,810
CarMax Auto Owner Trust 2018-2 A4 — 3.160% 7/17/2023	6,059,000	6,248,360
CarMax Auto Owner Trust 2019-1 A4 — 3.260% 8/15/2024	24,353,000	25,632,056
CarMax Auto Owner Trust 2019-1 B — 3.450% 11/15/2024	13,090,000	13,728,427
CarMax Auto Owner Trust 2018-4 A4 — 3.480% 2/15/2024	22,031,000	23,066,296
Credit Acceptance Auto Loan Trust 2017-3A B — 3.210% 8/17/2026(f)	10,033,769	10,049,020
Drive Auto Receivables Trust 2020-2 A3 — 0.830% 5/15/2024	8,250,000	8,269,856
DT Auto Owner Trust 2020-3A B — 0.910% 12/16/2024(f)	11,570,000	11,624,148
DT Auto Owner Trust 2020-2A A — 1.140% 1/16/2024(f)	6,820,520	6,850,915
DT Auto Owner Trust 2020-3A C — 1.470% 6/15/2026(f)	6,384,000	6,410,125
DT Auto Owner Trust 2020-2A B — 2.080% 3/16/2026(f)	3,939,000	4,013,393
Exeter Automobile Receivables Trust 2020-3A B — 0.790% 9/16/2024	16,529,000	16,567,071
Exeter Automobile Receivables Trust 2020-2A A — 1.130% 8/15/2023(f)	6,770,266	6,788,979
Exeter Automobile Receivables Trust 2020-3A C — 1.320% 7/15/2025	5,903,000	5,923,031
Exeter Automobile Receivables Trust 2020-2A B — 2.080% 7/15/2024(f)	10,545,000	10,755,884
First Investors Auto Owner Trust 2017-1A C — 2.950% 4/17/2023(f)	5,326,904	5,348,855
Flagship Credit Auto Trust 2020-3 A — 0.700% 4/15/2025(f)	14,047,603	14,059,867
Ford Credit Auto Lease Trust 2020-B A2A — 0.500% 12/15/2022	20,000,000	20,024,804
Ford Credit Auto Lease Trust 2020-B A3 — 0.620% 8/15/2023	32,703,000	32,836,265
Ford Credit Auto Lease Trust 2020-B C — 1.700% 2/15/2025	12,523,000	12,589,879
Ford Credit Auto Lease Trust 2020-A A4 — 1.880% 5/15/2023	16,674,000	17,010,610
Ford Credit Auto Lease Trust 2019-B B — 2.360% 1/15/2023	32,914,000	33,426,017
Ford Credit Auto Owner Trust 2020-B A2 — 0.500% 2/15/2023	32,820,622	32,857,916

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

December 31, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Ford Credit Auto Owner Trust 2020-A A2 — 1.030% 10/15/2022	$2,672,410	$2,679,555
Ford Credit Auto Owner Trust 2020-B B — 1.190% 1/15/2026	400,000	407,297
Ford Credit Auto Owner Trust 2019-C A3 — 1.870% 3/15/2024	30,639,000	31,221,181
GM Financial Automobile Leasing Trust 2020-2 A2A — 0.710% 10/20/2022	5,298,106	5,313,712
GM Financial Automobile Leasing Trust 2020-1 B — 1.840% 12/20/2023	13,417,000	13,603,706
GM Financial Automobile Leasing Trust 2019-3 A4 — 2.030% 7/20/2023	5,929,000	6,016,392
GM Financial Automobile Leasing Trust 2019-3 B — 2.160% 7/20/2023	21,492,000	21,659,060
GM Financial Automobile Leasing Trust 2019-2 B — 2.890% 3/20/2023	12,206,000	12,410,194
GM Financial Automobile Leasing Trust 2019-1 B — 3.370% 12/20/2022	43,632,000	44,241,037
Honda Auto Receivables Owner Trust 2020-2 A2 — 0.740% 11/15/2022	9,116,313	9,136,828
Honda Auto Receivables Owner Trust 2020-1 A3 — 1.610% 4/22/2024	51,001,000	52,054,130
Honda Auto Receivables Owner Trust 2019-3 A3 — 1.780% 8/15/2023	33,626,000	34,171,585
Honda Auto Receivables Owner Trust 2019-4 A3 — 1.830% 1/18/2024	32,441,000	33,091,802
Honda Auto Receivables Owner Trust 2019-2 A4 — 2.540% 3/21/2025	21,573,000	22,394,478
Honda Auto Receivables Owner Trust 2018-1 A4 — 2.780% 5/15/2024	37,617,000	38,155,115
Honda Auto Receivables Owner Trust 2019-1 A4 — 2.900% 6/18/2024	14,962,000	15,534,126
Hyundai Auto Lease Securitization Trust 2020-A A4 — 2.000% 12/15/2023(f)	8,740,000	8,941,889
Hyundai Auto Lease Securitization Trust 2019-B A4 — 2.030% 6/15/2023(f)	10,870,000	11,047,684
Hyundai Auto Lease Securitization Trust 2020-A B — 2.120% 5/15/2024(f)	7,377,000	7,558,893
Hyundai Auto Lease Securitization Trust 2019-B B — 2.130% 11/15/2023(f)	41,387,000	41,258,676
Hyundai Auto Lease Securitization Trust 2019-A B — 3.250% 10/16/2023(f)	12,636,000	12,729,064
Hyundai Auto Receivables Trust 2019-A A4 — 2.710% 5/15/2025	22,000,000	22,855,969
Hyundai Auto Receivables Trust 2018-A A4 — 2.940% 6/17/2024	27,125,000	27,646,397
Mercedes-Benz Auto Lease Trust 2020-A A2 — 1.820% 3/15/2022	395,019	396,301
Mercedes-Benz Auto Lease Trust 2020-A A3 — 1.840% 12/15/2022	1,865,000	1,891,111
Mercedes-Benz Auto Lease Trust 2020-A A4 — 1.880% 9/15/2025	21,440,000	21,926,013
Mercedes-Benz Auto Lease Trust 2019-B A4 — 2.050% 8/15/2025	20,719,000	21,088,223
Mercedes-Benz Auto Receivables Trust 2019-1 A3 — 1.940% 3/15/2024	48,937,000	49,763,903
Mercedes-Benz Auto Receivables Trust 2018-1 A4 — 3.150% 10/15/2024	32,591,000	33,630,301
Nissan Auto Lease Trust 2020-A A3 — 1.840% 1/17/2023	2,311,000	2,342,322
Nissan Auto Lease Trust 2020-A A4 — 1.880% 4/15/2025	25,925,000	26,447,863
Nissan Auto Lease Trust 2019-B A4 — 2.290% 4/15/2025	21,027,000	21,346,190
Nissan Auto Receivables Owner Trust 2019-C A3 — 1.930% 7/15/2024	35,456,000	36,194,393
Nissan Auto Receivables Owner Trust 2019-B A3 — 2.500% 11/15/2023	710,000	723,664
Nissan Auto Receivables Owner Trust 2018-A A3 — 2.650% 5/16/2022	6,160,929	6,183,449
Nissan Auto Receivables Owner Trust 2019-A A3 — 2.900% 10/16/2023	5,491,528	5,591,799
Nissan Auto Receivables Owner Trust 2018-B A4 — 3.160% 12/16/2024	27,408,000	28,459,409
Prestige Auto Receivables Trust 2020-1A B — 0.770% 10/15/2024(f)	14,300,000	14,290,784
Prestige Auto Receivables Trust 2019-1A B — 2.530% 1/16/2024(f)	17,546,000	17,753,009
Prestige Auto Receivables Trust 2017-1A C — 2.810% 1/17/2023(f)	21,732,150	21,697,725
Santander Consumer Auto Receivables Trust 2020-AA A — 1.370% 10/15/2024(f)	5,646,579	5,700,986
Santander Drive Auto Receivables Trust 2020-2 A3 — 0.670% 4/15/2024	8,404,000	8,425,447
Santander Drive Auto Receivables Trust 2020-3 B — 0.690% 3/17/2025	27,048,000	27,113,067
Santander Drive Auto Receivables Trust 2020-2 B — 0.960% 11/15/2024	7,802,000	7,849,645
Santander Drive Auto Receivables Trust 2019-3 C — 2.490% 10/15/2025	2,135,000	2,173,234
Toyota Auto Receivables Owner Trust 2020-A A3 — 1.660% 5/15/2024	55,845,000	56,937,674
Toyota Auto Receivables Owner Trust 2019-C A3 — 1.910% 9/15/2023	37,055,000	37,649,536
Toyota Auto Receivables Owner Trust 2019-D A3 — 1.920% 1/16/2024	34,225,000	34,910,520
Volkswagen Auto Lease Trust 2019-A A4 — 2.020% 8/20/2024	16,152,000	16,476,429

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

December 31, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Volkswagen Auto Loan Enhanced Trust 2020-1 A2A — 0.930% 12/20/2022	$9,062,152	$9,088,566
Volkswagen Auto Loan Enhanced Trust 2018-1 A4 — 3.150% 7/22/2024	8,455,000	8,668,915
Westlake Automobile Receivables Trust 2020-3A B — 0.780% 11/17/2025(f)	28,810,000	28,803,745
Westlake Automobile Receivables Trust 2020-3A C — 1.240% 11/17/2025(f)	13,505,000	13,568,378
Westlake Automobile Receivables Trust 2020-2A B — 1.320% 7/15/2025(f)	12,743,000	12,892,094
Westlake Automobile Receivables Trust 2020-1A B — 1.940% 4/15/2025(f)	62,080,000	63,140,680
World Omni Auto Receivables Trust 2020-B A2A — 0.550% 7/17/2023	23,500,000	23,541,388
World Omni Auto Receivables Trust 2019-C A3 — 1.960% 12/16/2024	40,212,000	40,999,974
World Omni Auto Receivables Trust 2018-A A3 — 2.500% 4/17/2023	13,373,799	13,511,290
World Omni Auto Receivables Trust 2018-A B — 2.890% 4/15/2025	4,865,000	4,903,175
World Omni Auto Receivables Trust 2018-B A4 — 3.030% 6/17/2024	1,982,000	2,042,039
World Omni Auto Receivables Trust 2019-A A3 — 3.040% 5/15/2024	27,718,903	28,260,259
World Omni Auto Receivables Trust 2019-A B — 3.340% 6/16/2025	10,560,000	11,069,035
World Omni Automobile Lease Securitization Trust 2020-A A3 — 1.700% 1/17/2023	41,597,000	42,318,521
World Omni Automobile Lease Securitization Trust 2019-B A4 — 2.070% 2/18/2025	21,951,000	22,366,864
World Omni Automobile Lease Securitization Trust 2019-B B — 2.130% 2/18/2025	12,293,000	12,511,605
World Omni Automobile Lease Securitization Trust 2018-B B — 3.430% 3/15/2024	11,060,000	11,182,418
		$1,917,527,813
COLLATERALIZED LOAN OBLIGATION — 18.6%
Adams Mill CLO Ltd. 2014-1A B2R — 3.350% 7/15/2026(f)	$8,136,000	$8,139,653
AGL CLO 7 Ltd. 2020-7A A1, 3M USD LIBOR + 1.800%, FRN — 2.050% 7/15/2031(e)(f)	65,825,000	66,052,886
AGL Core CLO 8 Ltd. 2020-8A A1, 3M USD LIBOR + 1.500%, FRN — 1.718% 10/20/2031(e)(f)	73,646,000	73,824,297
AIMCO CLO Series 2015-AA AR, 3M USD LIBOR + 0.850%, FRN — 1.087% 1/15/2028(e)(f)	34,334,985	34,262,847
Anchorage Capital CLO 16 Ltd. 2020-16A A, 3M USD LIBOR + 1.400%, FRN — 1.601% 10/20/2031(e)(f)	53,792,000	53,913,086
B&M CLO Ltd. 2014-1A A2R, 3M USD LIBOR + 1.600% — 1.830% 4/16/2026(e)(f)	10,011,391	10,004,253
Barings CLO Ltd. 2018-III 2018-3A A1, 3M USD LIBOR + 0.950%, FRN — 1.168% 7/20/2029(e)(f)	29,662,000	29,540,801
Battalion CLO 18 Ltd. 2020-18A A1, 3M USD LIBOR + 1.800%, FRN — 2.035% 10/15/2032(e)(f)	33,271,000	33,424,146
California Street CLO XII Ltd. 2013-12A B2RA, 3M USD LIBOR + 1.400%, FRN — 1.517% 10/15/2025(e)(f)	29,250,000	29,252,106
California Street CLO XII Ltd. 2013-12A B2RB — 1.629% 10/15/2025(f)	10,750,000	10,795,225
Cerberus Corporate Credit Solutions Fund, 3M USD LIBOR + 1.530% — 1.767% 10/15/2030(e)(f)	13,879,000	13,635,979
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750% — 1.987% 4/15/2027(e)(f)	20,965,731	20,967,848
Cerberus Loan Funding XXI LP 2017-4A A, 3M USD LIBOR + 1.450% — 1.687% 10/15/2027(e)(f)	25,620,463	25,611,752
Cerberus Loan Funding XXIX LP 2020-2A A, 3M USD LIBOR + 1.900%, FRN — 2.133% 10/15/2032(e)(f)	82,252,000	82,380,066
Cerberus Loan Funding XXVIII LP 2020-1A A, 3M USD LIBOR + 1.850%, FRN — 2.060% 10/15/2031(e)(f)	70,979,000	71,063,110
Elm Trust 2020-4A A2 — 2.286% 10/20/2029(f)	9,925,000	9,954,169
Elm Trust 2020-3A A2 — 2.954% 8/20/2029(f)	11,435,000	11,542,932

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

December 31, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Fortress Credit Opportunities, 3M USD LIBOR + 2.250% — 2.487% 7/15/2028(e)(f)	$57,523,347	$57,730,258
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, 3M USD LIBOR + 1.550% — 1.771% 11/15/2029(e)(f)	64,117,000	64,053,140
Fortress Credit Opportunities IX CLO Ltd. 2017-9A AFR2 — 2.530% 11/15/2029(f)	8,159,000	8,189,596
Fortress Credit Opportunities IX CLO Ltd. 2017-9A E, 3M USD LIBOR + 7.250% — 7.471% 11/15/2029(e)(f)	12,772,000	11,560,882
Fortress Credit Opportunities VII CLO Ltd. 2016-7I E, 3M USD LIBOR + 7.490% — 7.707% 12/15/2028(e)	20,977,000	19,395,649
Golub Capital BDC CLO 4 LLC 2020-1A A1, 3M USD LIBOR + 2.350%, FRN — 2.554% 11/5/2032(e)(f)	64,944,000	65,301,452
Golub Capital Partners ABS Funding Ltd. 2020-1A A2 — 3.208% 1/22/2029(f)	44,967,000	44,988,090
Golub Capital Partners CLO Ltd. 2020-49A A1, 3M USD LIBOR + 2.500% — 2.779% 7/20/2032(e)(f)	28,251,000	28,375,841
Golub Capital Partners TALF LLC 2020-2A A, 3M USD LIBOR + 1.850%, FRN — 2.021% 2/5/2030(e)(f)	36,001,000	36,023,861
Halcyon Loan Advisors Funding Ltd. 2015-3A A1R, 3M USD LIBOR + 0.900% — 1.118% 10/18/2027(e)(f)	24,459,743	24,322,769
Halcyon Loan Advisors Funding Ltd. 2015-1A AR, 3M USD LIBOR + 0.920% — 1.138% 4/20/2027(e)(f)	17,582,678	17,525,921
Halcyon Loan Advisors Funding Ltd. 2014-3A AR, 3M USD LIBOR + 1.100% — 1.316% 10/22/2025(e)(f)	2,011,239	2,009,105
Hercules Capital Funding Trust 2018-1A A — 4.605% 11/22/2027(f)	19,693,307	19,869,841
Hercules Capital Funding Trust 2019-1A A — 4.703% 2/20/2028(f)	47,606,000	48,038,520
Ivy Hill Middle Market Credit Fund VII Ltd. 7A AR, 3M USD LIBOR + 1.530% — 1.748% 10/20/2029(e)(f)	7,430,000	7,417,235
Ivy Hill Middle Market Credit Fund X Ltd. 10A A1AR, 3M USD LIBOR + 1.250% — 1.468% 7/18/2030(e)(f)	26,085,000	25,863,825
MKS CLO Ltd. 2017-1A A, 3M USD LIBOR + 1.340%, FRN — 1.558% 7/20/2030(e)(f)	24,473,000	24,443,559
Nassau Ltd. 2017-IA A1AS, 3M USD LIBOR + 1.150%, FRN — 1.387% 10/15/2029(e)(f)	24,398,000	24,229,288
Ocean Trails CLO IX 2020-9A A1, 3M USD LIBOR + 1.870%, FRN — 2.153% 10/15/2029(e)(f)	4,750,000	4,766,777
Ocean Trails CLO X 2020-10A A1, 3M USD LIBOR + 1.550%, FRN — 1.744% 10/15/2031(e)(f)	54,186,000	54,279,850
Octagon Investment Partners 35 Ltd. 2018-1A A1A, FRN — 1.278% 1/20/2031(e)(f)	44,563,000	44,471,824
Owl Rock Technology Financing LLC 2020-1A A, 3M USD LIBOR + 2.950%, FRN — 0.000% 1/15/2031(e)(f)	70,826,000	70,690,439
Saranac CLO III Ltd. 2014-3A ALR, 3M USD LIBOR + 1.600% — 1.836% 6/22/2030(e)(f)	25,900,433	25,911,985
Silvermore CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.170% — 1.391% 5/15/2026(e)(f)	5,771,816	5,763,216
Sound Point CLO XVII Ltd. 2017-3A A1A, 3M USD LIBOR + 1.220%, FRN — 1.438% 10/20/2030(e)(f)	2,685,000	2,683,209
Sound Point CLO XVII Ltd. 2017-3A A1B, 3M USD LIBOR + 1.220%, FRN — 1.438% 10/20/2030(e)(f)	3,435,000	3,432,709
Stratus CLO Ltd. 2020-2A A, 3M USD LIBOR + 1.300%, FRN — 1.568% 10/15/2028(e)(f)	43,805,000	43,865,276
Telos CLO Ltd. 2014-5A A1R, 3M USD LIBOR + 0.950% — 1.168% 4/17/2028(e)(f)	23,240,603	23,116,312
Telos CLO Ltd. 2013-3A AR, 3M USD LIBOR + 1.300% — 1.518% 7/17/2026(e)(f)	6,413,116	6,410,557
Telos CLO Ltd. 2013-3A BR, 3M USD LIBOR + 2.000% — 2.218% 7/17/2026(e)(f)	20,894,000	20,822,375

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

December 31, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
THL Credit Wind River CLO Ltd. 2016-1A AR, 3M USD LIBOR + 1.050% — 1.287% 7/15/2028(e)(f)	25,584,277	25,584,226
TICP CLO III-2 Ltd. 2018-3R A, 3M USD LIBOR + 0.840%, FRN — 1.058% 4/20/2028(e)(f)	7,485,798	7,465,803
VCO CLO LLC 2018-1A A, 3M USD LIBOR + 1.500% — 1.718% 7/20/2030(e)(f)	$23,357,901	$23,357,808
Venture XX CLO Ltd. 2015-20A AR, 3M USD LIBOR + 0.820%, FRN — 1.057% 4/15/2027(e)(f)	18,607,244	18,558,772
Venture Xxv Clo Ltd. 2016-25A ARR, 3M USD LIBOR + 1.020%, FRN — 1.000% 4/20/2029(e)(f)	35,216,000	35,216,000
Venture XXV CLO Ltd. 2016-25A AR, 3M USD LIBOR + 1.230% — 1.448% 4/20/2029(e)(f)	35,216,000	35,216,106
Vericrest Opportunity Loan Transferee LLC 2014-NPL4 A1 — 3.967% 4/25/2050(f)(h)	8,453,980	8,534,374
Wellfleet CLO Ltd. 2016-1A AR, 3M USD LIBOR + 0.910% — 1.128% 4/20/2028(e)(f)	23,308,379	23,222,231
West CLO Ltd. 2014-2A A1BR — 2.724% 1/16/2027(f)	1,724,352	1,724,970
Whitebox CLO II Ltd. 2020-2A A1, 3M USD LIBOR + 1.750%, FRN — 1.992% 10/24/2031(e)(f)	61,457,000	61,768,587
Woodmont Trust, 3M USD LIBOR + 2.000% — 2.218% 10/18/2032(e)(f)	82,754,000	82,970,898
Zais CLO 14 Ltd. 2020-14A A1A, 3M USD LIBOR + 1.400%, FRN — 1.637% 4/15/2032(e)(f)	52,951,000	52,955,448
Zais CLO 2 Ltd. 2014-2A A1BR — 2.920% 7/25/2026(f)	271,021	271,186
Zais CLO 7 LLC 2017-2A A, 3M USD LIBOR + 1.290%, FRN — 1.527% 4/15/2030(e)(f)	15,314,220	15,265,184
		$1,812,030,110
CREDIT CARD — 3.9%
American Express Credit Account Master Trust 2019-2 A — 2.670% 11/15/2024	$16,863,000	$17,384,648
American Express Credit Account Master Trust 2019-1 A — 2.870% 10/15/2024	79,915,000	82,429,653
American Express Credit Account Master Trust 2018-8 A — 3.180% 4/15/2024	35,343,000	36,084,486
Barclays Dryrock Issuance Trust 2019-1 A — 1.960% 5/15/2025	57,546,000	59,037,753
Capital One Multi-Asset Execution Trust 2019-A2 A2 — 1.720% 8/15/2024	2,495,000	2,553,510
Discover Card Execution Note Trust 2019-A1 A1 — 3.040% 7/15/2024	8,877,000	9,105,702
Golden Credit Card Trust 2018-1A A — 2.620% 1/15/2023(f)	32,022,000	32,046,097
Synchrony Card Funding LLC 2019-A2 A — 2.340% 6/15/2025	64,171,000	65,894,075
Synchrony Card Funding LLC 2019-A1 A — 2.950% 3/15/2025	19,862,000	20,500,309
Synchrony Card Issuance Trust 2018-A1 A1 — 3.380% 9/15/2024	57,741,000	59,024,386
		$384,060,619
EQUIPMENT — 12.0%
ARI Fleet Lease Trust 2019-A A2A — 2.410% 11/15/2027(f)	$14,255,543	$14,420,752
ARI Fleet Lease Trust 2018-A A3 — 2.840% 10/15/2026(f)	13,974,000	14,109,766
ARI Fleet Lease Trust 2018-B A3 — 3.430% 8/16/2027(f)	3,824,000	3,938,767
Ascentium Equipment Receivables Trust 2017-2A A3 — 2.310% 12/10/2021(f)	3,456,395	3,472,082
Avis Budget Rental Car Funding AESOP LLC 2017-2A A — 2.970% 3/20/2024(f)	8,580,000	8,860,781
Avis Budget Rental Car Funding AESOP LLC 2019-1A A — 3.450% 3/20/2023(f)	13,010,000	13,349,977
CCG Receivables Trust 2020-1 A2 — 0.540% 12/14/2027(f)	19,746,000	19,757,630
CCG Receivables Trust 2018-1 A2 — 2.500% 6/16/2025(f)	727,362	728,030
Chesapeake Funding II LLC 2019-2A A1 — 1.950% 9/15/2031(f)	33,052,000	33,484,330
Chesapeake Funding II LLC 2017-4A A1 — 2.120% 11/15/2029(f)	5,146,389	5,162,926
Chesapeake Funding II LLC 2018-1A A1 — 3.040% 4/15/2030(f)	394,799	398,808
Chesapeake Funding II LLC 2018-2A A1 — 3.230% 8/15/2030(f)	1,168,711	1,183,518
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(f)	12,377,090	11,995,369

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

December 31, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Daimler Trucks Retail Trust 2020-1 A3 — 1.220% 9/15/2023	3,000,000	3,027,343
Daimler Trucks Retail Trust 2019-1 A4 — 2.790% 5/15/2025(f)	23,397,000	24,046,271
Dell Equipment Finance Trust 2019-2 A3 — 1.910% 10/22/2024(f)	17,299,000	17,587,020
Dell Equipment Finance Trust 2019-2 A2 — 1.950% 12/22/2021(f)	1,034,396	1,040,120
Dell Equipment Finance Trust 2020-1 A1 — 1.983% 5/21/2021(f)	$4,050,179	$4,053,186
Dell Equipment Finance Trust 2019-2 B — 2.060% 10/22/2024(f)	21,992,000	22,411,354
Dell Equipment Finance Trust 2020-1 A2 — 2.260% 6/22/2022(f)	3,000,000	3,034,864
Dell Equipment Finance Trust 2019-1 A2 — 2.780% 8/23/2021(f)	125,970	126,095
Dell Equipment Finance Trust 2019-1 A3 — 2.830% 3/22/2024(f)	400,000	405,364
Dell Equipment Finance Trust 2019-1 B — 2.940% 3/22/2024(f)	27,810,000	28,406,791
Dell Equipment Finance Trust 2018-1 A3 — 3.180% 6/22/2023(f)	697,170	698,985
Dell Equipment Finance Trust 2018-2 A3 — 3.370% 10/22/2023(f)	1,008,741	1,014,823
Enterprise Fleet Financing LLC 2020-1 A2 — 1.780% 12/22/2025(f)	31,948,462	32,457,666
Enterprise Fleet Financing LLC 2019-3 A2 — 2.060% 5/20/2025(f)	686,465	697,900
Enterprise Fleet Financing LLC 2017-2 A3 — 2.220% 1/20/2023(f)	10,709,329	10,709,329
Enterprise Fleet Financing LLC 2019-2 A2 — 2.290% 2/20/2025(f)	33,519,207	34,055,263
Enterprise Fleet Financing LLC 2019-1 A2 — 2.980% 10/20/2024(f)	1,844,015	1,868,779
GreatAmerica Leasing Receivables Funding LLC 2019-1 A4 — 3.210% 2/18/2025(f)	10,720,000	11,190,447
GreatAmerica Leasing Receivables Funding LLC Series 2020-1 A2 — 1.760% 6/15/2022(f)	1,395,073	1,403,438
GreatAmerica Leasing Receivables Funding LLC Series 2020-1 A3 — 1.760% 8/15/2023(f)	19,348,000	19,686,724
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A4 — 2.830% 6/17/2024(f)	8,262,070	8,365,381
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 B — 2.990% 6/17/2024(f)	920,000	937,374
Hertz Fleet Lease Funding LP 2018-1 A2 — 3.230% 5/10/2032(f)	6,476,336	6,504,263
HPEFS Equipment Trust 2020-2A A2 — 0.650% 7/22/2030(f)	61,830,000	61,953,240
HPEFS Equipment Trust 2020-2A B — 1.200% 7/22/2030(f)	11,900,000	11,902,845
HPEFS Equipment Trust 2020-1A B — 1.890% 2/20/2030(f)	13,617,000	13,820,450
HPEFS Equipment Trust 2019-1A A2 — 2.190% 9/20/2029(f)	4,267,528	4,281,578
HPEFS Equipment Trust 2019-1A B — 2.320% 9/20/2029(f)	6,292,000	6,372,195
John Deere Owner Trust 2019-B A3 — 2.210% 12/15/2023	15,542,000	15,824,027
John Deere Owner Trust 2019-A A3 — 2.910% 7/17/2023	779,545	793,523
John Deere Owner Trust 2018-A A4 — 2.910% 1/15/2025	24,496,000	24,775,107
John Deere Owner Trust 2019 A A4 — 3.000% 1/15/2026	13,310,000	13,838,794
John Deere Owner Trust 2018-B A4 — 3.230% 6/16/2025	26,991,000	27,784,387
Kubota Credit Owner Trust 2018-1A A3 — 3.100% 8/15/2022(f)	20,083,063	20,290,023
Kubota Credit Owner Trust 2018-1A A4 — 3.210% 1/15/2025(f)	12,034,000	12,360,508
MMAF Equipment Finance LLC 2017-B A4 — 2.410% 11/15/2024(f)	16,545,000	16,729,543
MMAF Equipment Finance LLC 2020-A A2 — 0.740% 4/9/2024(f)	7,150,000	7,171,100
MMAF Equipment Finance LLC 2017-B A3 — 2.210% 10/17/2022(f)	3,748,077	3,763,481
MMAF Equipment Finance LLC 2019 A A3 — 2.840% 11/13/2023(f)	23,174,000	23,740,743
Navistar Financial Dealer Note Master Trust 2020-1 A, 1M USD LIBOR + 0.950%, FRN — 1.098% 7/25/2025(e)(f)	62,562,000	62,529,499
NextGear Floorplan Master Owner Trust 2019-2A A2 — 2.070% 10/15/2024(f)	29,251,000	30,049,494
NextGear Floorplan Master Owner Trust 2019-1A A2 — 3.210% 2/15/2024(f)	15,798,000	16,289,959
NextGear Floorplan Master Owner Trust 2018-1A A2 — 3.220% 2/15/2023(f)	12,191,000	12,250,103
NextGear Floorplan Master Owner Trust 2018-2A A2 — 3.690% 10/15/2023(f)	21,126,000	21,679,178
Prop Series 2017-1A — 5.300% 3/15/2042(d)	20,098,812	17,284,978

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

December 31, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Verizon Owner Trust 2019 A A1A — 2.930% 9/20/2023	47,492,000	48,418,792
Verizon Owner Trust 2019 A B — 3.020% 9/20/2023	18,870,000	19,496,727
Verizon Owner Trust 2019-C A1A — 1.940% 4/22/2024	79,492,000	81,175,370
Verizon Owner Trust 2019-C B — 2.060% 4/22/2024	42,152,000	43,263,944
Verizon Owner Trust 2017-3A B — 2.380% 4/20/2022(f)	$12,502,336	$12,520,059
Verizon Owner Trust 2019-B B — 2.400% 12/20/2023	42,076,000	43,287,242
Verizon Owner Trust 2018-1A B — 3.050% 9/20/2022(f)	24,278,000	24,581,754
Verizon Owner Trust 2018-A A1A — 3.230% 4/20/2023	4,046,952	4,101,447
Verizon Owner Trust 2018-A B — 3.380% 4/20/2023	26,414,000	27,134,511
Volvo Financial Equipment LLC Series 2019-2A A3 — 2.040% 11/15/2023(f)	2,720,000	2,771,352
Volvo Financial Equipment LLC Series 2017-1A A4 — 2.210% 11/15/2021(f)	1,043,665	1,044,225
Volvo Financial Equipment LLC Series 2018-1A A3 — 2.540% 2/15/2022(f)	7,164,043	7,183,345
Volvo Financial Equipment LLC Series 2019-1A A4 — 3.130% 11/15/2023(f)	17,060,000	17,625,471
Wheels SPV 2 LLC 2019-1A A3 — 2.350% 5/22/2028(f)	32,817,000	33,624,787
Wheels SPV 2 LLC 2018-1A A3 — 3.240% 4/20/2027(f)	12,759,000	12,949,741
		$1,169,255,038
OTHER — 7.5%
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A A — 3.199% 12/20/2030(f)	$37,774,000	$37,774,000
ABPCI Direct Lending Fund CLO X LP 2020-10A A1A, 3M USD LIBOR + 1.950%, FRN — 2.197% 1/20/2032(e)(f)	19,397,000	19,406,679
ABPCI Direct Lending Fund IX LLC 2020-9A A1, 3M USD LIBOR + 1.950%, FRN — 2.190% 11/18/2031(e)(f)	26,475,000	26,474,523
CBAM Ltd. 2017-3A A, 3M USD LIBOR + 1.230%, FRN — 1.448% 10/17/2029(e)(f)	49,072,000	49,073,178
Conn's Receivables Funding LLC 2020-A B — 4.270% 6/16/2025(f)	17,673,000	17,666,088
Laurel Road Prime Student Loan Trust 2020-A A1FX — 0.720% 11/25/2050(f)	6,425,322	6,424,185
LCM XX LP 20A AR, 3M USD LIBOR + 1.040%, FRN — 1.258% 10/20/2027(e)(f)	7,850,000	7,838,853
Magnetite XVI Ltd. 2015-16A AR, 3M USD LIBOR + 0.800%, FRN — 1.018% 1/18/2028(e)(f)	10,452,327	10,413,131
MF1 Ltd. 2020-FL4 A, 1M USD LIBOR + 1.700%, FRN — 1.859% 11/15/2035(e)(f)	17,415,000	17,429,907
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2020-APT1 AT1 — 1.035% 12/16/2052(f)	21,590,000	21,588,966
New Residential Mortgage LLC 2018-FNT1 A — 3.610% 5/25/2023(f)	18,295,562	18,299,331
New Residential Mortgage LLC 2018-FNT2 A — 3.790% 7/25/2054(f)	22,347,308	22,354,140
NRZ Advance Receivables Trust 2015-ON1 2020-T3 AT3 — 1.317% 10/15/2052(f)	25,252,000	25,253,028
Ocwen Master Advance Receivables Trust 2020-T1 AT1 — 1.278% 8/15/2052(f)	83,817,000	83,812,373
Palmer Square Loan Funding Ltd. 2018-4A A1, 3M USD LIBOR + 0.900%, FRN — 1.121% 11/15/2026(e)(f)	2,717,473	2,716,351
Parliament Funding II Ltd. 2020-1A A, 3M USD LIBOR + 2.450%, FRN — 2.764% 8/12/2030(e)(f)	35,532,000	35,746,293
PFS Financing Corp. 2020-F A — 0.930% 8/15/2024(f)	22,325,000	22,434,006
PFS Financing Corp. 2020-B A — 1.210% 6/15/2024(f)	21,014,000	21,193,333
PFS Financing Corp. 2020-F B — 1.420% 8/15/2024(f)	4,352,000	4,351,148
PFS Financing Corp. 2020-B B — 1.710% 6/15/2024(f)	5,831,000	5,848,697
PFS Financing Corp. 2019-A A2 — 2.860% 4/15/2024(f)	20,397,000	20,831,585
PFS Financing Corp. 2018-B A — 2.890% 2/15/2023(f)	28,944,000	29,017,671
PFS Financing Corp. 2018-B B — 3.080% 2/15/2023(f)	7,809,000	7,821,872
PFS Financing Corp. 2019-A B — 3.130% 4/15/2024(f)	4,897,000	4,985,388
PFS Financing Corp. 2018-D A — 3.190% 4/17/2023(f)	66,056,000	66,549,802
PFS Financing Corp. 2018-D B — 3.450% 4/17/2023(f)	17,375,000	17,499,344

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

December 31, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
PFS Financing Corp. 2018-F A — 3.520% 10/15/2023(f)	$35,679,000	$36,562,558
PFS Financing Corp. 2018-F B — 3.770% 10/15/2023(f)	5,641,000	5,763,128
SpringCastle America Funding LLC 2020-AA A — 1.970% 9/25/2037(f)	37,230,824	37,457,411
TVEST 2020A LLC 2020-A A — 4.500% 7/15/2032(f)	13,414,810	13,434,158
VOLT XCI LLC 2020-NPL7 A1 — 3.105% 11/25/2050(f)(h)	31,933,430	32,013,512
		$728,034,639

TOTAL ASSET-BACKED SECURITIES (Cost $5,958,459,940)		$6,010,908,219

CORPORATE BONDS & NOTES — 1.0%
BASIC MATERIALS — 0.6%
PT Boart Longyear Management Pty Ltd. PIK, 10.00% Cash or 12.00% PIK — 10.000% 12/31/2022	$71,635,618	$54,443,070
		$54,443,070
CONSUMER, NON-CYCLICAL — 0.4%
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary PIK — 11.500% 6/30/2024	$45,754,188	$45,411,031

TOTAL CORPORATE BONDS & NOTES (Cost $116,146,225)		$99,854,101

CORPORATE BANK DEBT — 3.2%
ABG Intermediate Holding 2 LLC First Lien, 3M USD LIBOR + 3.500% — 4.500% 9/27/2024(a)(e)	$8,128,097	$8,063,722
Asurion LLC, 1M USD LIBOR + 3.000% — 3.147% 11/3/2024(a)(e)	30,421,728	30,180,788
Boart Longyear Management Pty Ltd. TL, — 10.000% 10/21/2022(a)	5,462,155	5,347,067
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR + 4.750% — 0.000% 11/12/2027(a)	2,856,840	2,878,266
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027(a)	15,938,160	16,057,696
Cincinnati Bell, Inc., 1M USD LIBOR + 3.250% — 4.250% 10/2/2024(a)(e)	17,931,516	17,912,329
Frontier Communications Corp. — 5.875% 10/15/2027(a)(f)	5,925,000	6,413,813
Frontier Communications Corp. 2020 Dip Exit Term Loan, 1M USD LIBOR + 2.750% — 5.750% 10/8/2021(a)	23,799,000	23,739,502
Hanjin International Corp. — 1.000% 12/23/2022(a)(d)	30,430,000	30,277,850
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023(a)(e)	27,218,577	1,837,254
JC Penny Corp., Inc., 1M USD LIBOR + 9.500% — 9.500% 4/1/2021(a)	5,204,024	5,724,427
Logix Holding Co. LLC, 1M USD LIBOR + 5.750% — 6.750% 12/22/2024(a)(e)	13,909,183	12,657,357
MB2LTL, 3M USD LIBOR + 9.250% — 10.250% 11/30/2023(a)(d)(e)	6,816,000	6,821,385
McDermott Super Senior Exit LC, 1M USD LIBOR — 0.500% 6/30/2024(a)(c)(d)	16,770,000	15,176,850
Mediaco Holding, Inc. Class A 6.40000%, 6.400% — 8.400% 11/25/2024(a)(c)(d)(e)	12,190,000	11,336,700
OTG Management, LLC, 3M USD LIBOR + 7.000% — 8.000% 8/26/2021(a)(d)(e)	753,848	673,239
OTG Management, LLC, 3M USD LIBOR + 7.000% — 10.000% 8/26/2021(a)(d)(e)	2,007,041	1,792,428
OTGTL, 3M USD LIBOR + 7.000% — 8.000% 8/26/2021(a)(d)(e)	25,502,565	22,775,575
Packers Holdings LLC 2020 Incremental Term Loan — 4.750% 12/4/2024(a)	7,827,000	7,817,216
Packers Holdings, LLC First Lien, 1M USD LIBOR + 3.000% — 4.000% 12/4/2024(a)	19,212,484	19,116,421
Polyconcept North America Holdings, Inc., 3M USD LIBOR + 4.500% — 5.500% 8/16/2023(a)(e)	24,424,545	22,959,073

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

December 31, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Solera Holdings, Inc. USD Term Loan B, 1M USD LIBOR + 2.750% — 2.897% 3/3/2023(a)	$18,405,476	$18,252,158
Tech Data Corp. ABL Term Loan, 1M USD LIBOR + 3.500% — 3.645% 6/30/2025(a)	12,344,187	12,409,734
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027(a)	13,406,536	13,088,131

TOTAL CORPORATE BANK DEBT (Cost $337,020,852)		$313,308,981

U.S. TREASURIES — 19.1%
U.S. Treasury Bills — 0.069% 2/2/2021(g)	$165,860,000	$165,847,992
U.S. Treasury Bills — 0.075% 2/9/2021(g)	190,345,000	190,333,084
U.S. Treasury Bills — 0.077% 2/23/2021(g)	158,030,000	158,015,493
U.S. Treasury Notes — 0.375% 11/30/2025	1,349,418,000	1,351,063,480

TOTAL U.S. TREASURIES (Cost $1,863,885,267)		$1,865,260,049

TOTAL BONDS & DEBENTURES — 99.6% (Cost $9,736,628,904)		$9,714,418,815

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $9,763,560,083)		$9,749,092,761

SHORT-TERM INVESTMENTS — 0.9%
State Street Bank Repurchase Agreement — 0.00% 1/4/2021
(Dated 12/31/2020, repurchase price of $85,214,000, collateralized by $86,948,400 principal amount U.S. Treasury Notes —0% 2021,fair value $86,918,316)	$85,214,000	$85,214,000
TOTAL SHORT-TERM INVESTMENTS (Cost $85,214,000)		$85,214,000

TOTAL INVESTMENTS — 100.9% (Cost $9,848,774,083)		$9,834,306,761
Other Assets and Liabilities, net — (0.9)%		(84,422,300)
NET ASSETS — 100.0% — NOTE 2		$9,749,884,461

(a)	Restricted securities. These restricted securities constituted 3.57% of total net assets at December 31, 2020, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.
(b)	Non-income producing security.
(c)	These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund's fair value procedures. These securities constituted 0.27% of total net assets at December 31, 2020.
(d)	Investments categorized as a significant unobservable input (Level 3) (See Note 6 of the Notes to Financial Statements).
(e)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of December 31, 2020. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(g)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(h)	Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2020.

See accompanying Notes to Financial Statements.

FPA NEW INCOME, INC.

Portfolio of investments – RESTRICTED SECURITIES

December 31, 2020

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holding 2 LLC First Lien, 3M USD LIBOR + 3.500% — 4.500% 9/27/2024	3/9/2020, 3/13/2020, 3/16/2020, 5/21/2020	$7,722,286	$8,063,722	0.08%
Asurion LLC, 1M USD LIBOR + 3.000% — 3.147% 11/3/2024	9/28/2020, 9/29/2020, 9/30/2020, 10/5/2020, 10/6/2020, 10/16/2020, 10/21/2020, 10/27/2020, 10/28/2020, 11/4/2020, 11/24/2020, 12/9/2020, 12/10/2020, 12/11/2020	29,975,658	30,180,788	0.31%
Boart Longyear Management Pty Ltd. TL, — 10.000% 10/21/2022	07/13/2020, 7/14/2020, 7/15/2020, 8/4/2020, 9/25/2020	5,394,050	5,347,067	0.05%
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR + 4.750% — 0.000% 11/12/2027	11/16/2020, 11/20/2020, 11/23/2020	2,842,791	2,878,266	0.03%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027	11/16/2020, 11/20/2020	15,781,406	16,057,696	0.16%
Cincinnati Bell, Inc., 1M USD LIBOR + 3.250% — 4.250% 10/2/2024	8/3/2020, 8/4/2020, 8/5/2020, 9/15/2020, 9/29/2020, 9/30/2020, 10/1/2020, 10/5/2020, 10/7/2020, 10/14/2020, 10/16/2020, 10/19/2020, 10/29/2020, 11/5/2020, 11/9/2020, 11/17/2020	17,946,367	17,912,329	0.18%
Copper Earn Out Trust	12/8/2020	—	416,166	0.00%
Frontier Communications Corp. — 5.875% 10/15/2027	10/2/2020	5,925,000	6,413,812	0.07%
Frontier Communications Corp. 2020 Dip Exit Term Loan, 1M USD LIBOR + 2.750% — 5.750% 10/8/2021	11/17/2020, 11/20/2020, 12/2/2020, 12/3/2020	23,618,460	23,739,502	0.24%
Hanjin International Corp. — 1.000% 12/23/2022	12/24/2020	30,277,850	30,277,850	0.31%
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023	3/31/2020, 6/15/2020, 7/8/2020	21,902,459	1,837,254	0.02%

See notes to financial statements.

FPA NEW INCOME, INC.

Portfolio of investments – RESTRICTED SECURITIES

(Continued)

December 31, 2020

(Unaudited)

JC Penny Corp., Inc., 1M USD LIBOR + 9.500% — 9.500% 4/1/2021	11/16/2020, 11/17/2020, 11/18/2020, 11/19/2020, 11/20/2020, 11/23/2020, 11/24/2020, 11/25/2020, 11/27/2020, 12/1/2020, 12/2/2020, 12/3/2020, 12/4/2020, 12/7/2020, 12/8/2020	3,849,937	5,724,427	0.06%
Logix Holding Co. LLC, 1M USD LIBOR + 5.750% — 6.750% 12/22/2024	3/31/2020, 6/30/2020, 9/30/2020, 12/31/2020	13,845,908	12,657,357	0.13%
MB2LTL, 3M USD LIBOR + 9.250% — 10.250% 11/30/2023	—	6,764,366	6,821,385	0.07%
McDermott Super Senior Exit Lc, 1M USD LIBOR — 0.500% 6/30/2024	9/15/2020	16,631,872	15,176,850	0.16%
Mediaco Holding, Inc. Class A 6.40000%, 6.400% — 8.400% 11/25/2024	4/1/2020, 9/2/2020	12,090,630	11,336,700	0.12%
OTG Management, LLC, 3M USD LIBOR + 7.000% — 10.000% 8/26/2021	1/4/2021, 10/7/2021	2,007,041	1,792,428	0.02%
OTG Management, LLC, 3M USD LIBOR + 7.000% — 8.000% 8/26/2021	10/7/2020, 10/8/2020, 11/24/2020	753,848	673,239	0.01%
OTGTL, 3M USD LIBOR + 7.000% — 8.000% 8/26/2021	1/4/2021	25,399,000	22,775,575	0.23%
PHI Group, Inc.	08/19/2019	9,504,696	10,835,352	0.11%
PHI Group, Inc., Restricted	08/19/2019	21,626,709	23,422,428	0.24%
Packers Holdings LLC 2020 Incremental Term Loan — 4.750% 12/4/2024	12/10/2020, 11/25/2020	7,788,457	7,817,216	0.08%
Packers Holdings, LLC First Lien, 1M USD LIBOR + 3.000% — 4.000% 12/4/2024	11/2/2020, 11/20/2020	18,962,003	19,116,421	0.20%
Polyconcept North America Holdings, Inc., 3M USD LIBOR + 4.500% — 5.500% 8/16/2023	3/31/2020, 6/30/2020, 10/1/2020, 12/31/2020	24,247,199	22,959,073	0.24%
Solera Holdings, Inc. USD Term Loan B, 1M USD LIBOR + 2.750% — 2.897% 3/3/2023	11/13/2020, 11/16/2020, 11/20/2020, 11/23/2020, 11/30/2020, 12/7/2020, 12/15/2020	18,178,354	18,252,158	0.19%
Tech Data Corp. ABL Term Loan, 1M USD LIBOR + 3.500% — 3.645% 6/30/2025	6/29/2020, 7/7/2020, 7/13/2020, 11/2/2020, 11/3/2020, 11/10/2020, 11/19/2020	12,227,275	12,409,734	0.13%
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027	12/31/2020	12,888,635	13,088,131	0.13%
TOTAL RESTRICTED SECURITIES		$368,152,257	$347,982,926	3.57%

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral.The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of December 31 2020:(see Portfolio of Investments for industry categories)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	$34,257,780	—	—	$34,257,780
Base Metals	—	—	$416,166	416,166
Commercial Mortgage-Backed Securities
Agency	—	$142,044,747	—	142,044,747
Agency Stripped	—	133,217,630	—	133,217,630
Non-Agency	—	536,952,868	—	536,952,868
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	78,128,389	—	78,128,389
Agency Pool Adjustable Rate	—	398,072	—	398,072
Agency Pool Fixed Rate	—	11,967,612	—	11,967,612
Agency Stripped	—	362,357	—	362,357
Non-Agency	—	28,792,304	—	28,792,304
Non-Agency Collateralized Mortgage Obligation	—	467,021,894	26,201,591	493,223,485
Asset-Backed Securities
Auto	—	1,917,527,813	—	1,917,527,813
Collateralized Loan Obligation	—	1,812,030,110	—	1,812,030,110
Credit Card	—	384,060,619	—	384,060,619
Equipment	—	1,151,970,061	17,284,978	1,169,255,039
Other	—	728,034,639	—	728,034,639
Corporate Bonds & Notes	—	99,854,101	—	99,854,101
Corporate Bank Debt	—	224,454,954	88,854,027	313,308,981
U.S. Treasuries	—	1,865,260,049	—	1,865,260,049
Short-Term Investment	—	85,214,000	—	85,214,000
	$34,257,780	$9,667,292,219	$132,756,762	$9,834,306,761

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended December 31, 2020:

Investments	Beginning Value at September 30, 2020	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at December 31, 2020	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at December 31, 2020
Common Stocks	$27,596,545	$7,077,401	—	—	$(34,257,780)	$416,166	$(4,034,805)
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	62,651,413	116,975	$18,239,991	$(2,239,755)	(52,567,033)	26,201,591	(17,587)
Residential Mortgage-Backed Non-Agency	30,251,492	150,584	—	(1,609,772)	(28,792,304)	—	—
Asset-Backed Securities Collateralized Loan Obligation	90,925,238	235,256		—	(91,160,494)	—	12,238
Asset-Backed Securities Equipment	15,995,601	1,438,161	—	(148,784)	—	17,284,978	(3,881,092)
Corporate Bank Debt	56,768,106	66,479	49,935,104	(17,915,662)	—	88,854,027	(4,290,503)
	$284,188,395	$9,084,856	$68,175,095	$(21,913,973)	$(206,777,611)	$132,756,762	$(12,211,749)

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $206,777,611 out of Level 3 during the period ended December 31, 2020.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of December 31, 2020:

Financial Assets	Fair Value at December 31, 2020	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price
Common Stocks	$416,166	Pricing Model (a)	Quotes/Prices	$6.00	$6.00

Residential Mortgage-Backed Securities - Non-Agency Collateralized Mortgage Obligation	$26,201,591	Third-Party Broker Quote (b)	Quotes/Prices	$99.9 - $100.73	$100.15

Asset-Backed Securities - Equipment	$17,284,978	Third-Party Broker Quote (b)	Quotes/Prices	$86.00	$86.00

Corporate Bank Debt	$32,062,627	Pricing Vendor	Prices	$89.31 - $100.079	$91.60

	$30,277,850	Third-Party Broker Quote (b)	Quotes/Prices	$99.50	$99.50

	$15,176,850	Pricing Model (c)	Cost	$90.50	$90.50
	11,336,700	Pricing Model (d)	Amortized Cost	$93.00	$93.00

(a) The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.

(b) The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(c) The Pricing Model technique for Level 3 securities involves the cost of the security. If the financial condition of the underlying assets were to deteriorate, of if the market comparables were to fall, the value of the investment could be lower.

(d) The Pricing Model technique for Level 3 securities involves amortized cost. If the financial condition of the underlying assets were to deteriorate, of if the market comparables were to fall, the value of the investment could be lower.

NOTE 2 — Federal Income Tax

The cost of investment securities held at December 31, 2020 (excluding short-term investments), was $9,763,570,948 for federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$89,073,985
Gross unrealized depreciation:	(103,552,172)
Net unrealized depreciation:	$(14,478,187)